Inventories - Summary of Inventories (Details) - EUR (€) € in Thousands	Jun. 30, 2024	Sep. 30, 2023
Classes of current inventories [abstract]
Raw materials	€ 83,056	€ 69,580
Work in progress	30,656	23,102
Finished goods	505,413	502,410
Total inventories at the lower of cost and net realizable value	€ 619,125	€ 595,092